INTANGIBLE ASSETS - Useful Life (Details)	6 Months Ended
Jun. 30, 2024
Management contracts
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	25 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	22 years
Other | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	4 years
Other | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	88 years